OPPENHEIMER FUNDS
THE RIGHT WAY TO INVEST



October 31, 2008


U.S. Securities and Exchange Commission

Please disregard filings with accession numbers 0000935069-08-002017 and 0000935069-08-002597, with CIK number 0001413714, for Oppenheimer Master Loan Fund, LLC. The first filing was in error under an incorrect CIK number on August 28, 2008. The second filing was to correct the first filing and the cover letter was done incorrectly on October 30, 2008.


Sincerely,

/S/ Melinda Trujillo
--------------------
Melinda Trujillo
Vice President Finance
OppenheimerFunds, Inc.